Employee Future Benefits - Defined Benefit Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	$ 240
Defined benefit obligation, ending of period	158	$ 240
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	593
Defined benefit obligation, ending of period	447	593
Registered
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	130
Defined benefit obligation, ending of period	71	130
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	469	542
Current service cost	1	3
Interest cost	13	12
Benefits paid	(57)	(54)
Curtailment		(7)
Actuarial gain arising from financial assumptions	(83)	(26)
Actuarial loss (gain) arising from experience adjustments	1	(1)
Change in foreign exchange rates	1
Defined benefit obligation, ending of period	345	469
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	87
Defined benefit obligation, ending of period	70	87
Supplemental | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	101	109
Current service cost	1	2
Interest cost	3	2
Benefits paid	(5)	(5)
Curtailment		0
Actuarial gain arising from financial assumptions	(22)	(7)
Actuarial loss (gain) arising from experience adjustments	7	0
Change in foreign exchange rates	0
Defined benefit obligation, ending of period	85	101
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	23
Defined benefit obligation, ending of period	17	23
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	23	24
Current service cost	0	1
Interest cost	0	0
Benefits paid	1	(1)
Curtailment		0
Actuarial gain arising from financial assumptions	(5)	(1)
Actuarial loss (gain) arising from experience adjustments	(2)	0
Change in foreign exchange rates	0
Defined benefit obligation, ending of period	17	23
Total | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	593	675
Current service cost	2	6
Interest cost	16	14
Benefits paid	(61)	(60)
Curtailment		(7)
Actuarial gain arising from financial assumptions	(110)	(34)
Actuarial loss (gain) arising from experience adjustments	6	(1)
Change in foreign exchange rates	1
Defined benefit obligation, ending of period	$ 447	$ 593